UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04236
JPMorgan Trust II
(Exact name of registrant as specified in charter)
522 Fifth Avenue
New York, New York 10036
(Address of principal executive offices) (Zip code)
Stephen M. Benham
522 Fifth Avenue
New York, New York 10036
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (800) 480-4111
Date of fiscal year end: December 31, 2005
Date of reporting period: September 30, 2005
ITEM 1. SCHEDULE OF INVESTMENTS.
JPMorgan Trust II
Schedule of Portfolio Investments as of September 30, 2005
(Unaudited)
THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
JPMorgan Distribution Services, Inc.
© J.P. Morgan Chase & Co., 2005.

JPMorgan U.S. Real Estate Fund
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)

Shares	Security Description	Value

Long-Term Investments — 99.0%
Common Stocks — 99.0%
Hotels — 10.2%
501,400	Fairmont Hotels & Resorts, Inc.	$16,756,788
800,700	Host Marriott Corp.	13,531,830
473,100	Starwood Hotels & Resorts Worldwide, Inc.	27,047,127

		57,335,745

Industrials — 11.1%
598,700	AMB Property Corp.	26,881,630
798,500	Prologis	35,381,535

		62,263,165

Multifamily — 25.7%
340,900	Apartment Investment & Management Co.	13,220,102
639,400	Archstone-Smith Trust	25,492,878
321,900	AvalonBay Communities, Inc.	27,586,830
288,300	BRE Properties, Inc.	12,829,350
276,400	Camden Property Trust	15,409,300
453,000	Equity Residential	17,146,050
193,350	Essex Property Trust, Inc.	17,401,500
400,000	Post Properties, Inc.	14,900,000

		143,986,010

Office — 28.5%
425,000	Arden Realty, Inc.	17,497,250
218,800	Boston Properties, Inc.	15,512,920
472,300	Brandywine Realty Trust	14,683,807
491,300	Equity Office Properties Trust	16,070,423
377,000	Mack-Cali Realty Corp.	16,942,380
351,300	Prentiss Properties Trust	14,262,780
771,800	Reckson Associates Realty Corp.	26,665,690
316,000	SL Green Realty Corp.	21,544,880
720,000	Trizec Properties, Inc.	16,603,200

		159,783,330

Regional Malls — 9.4%
259,600	Macerich Co. (The)	16,858,424
487,800	Simon Property Group, Inc.	36,155,736

		53,014,160

Shopping Center — 7.6%
405,900	Federal Realty Investment Trust	24,731,487
315,200	Regency Centers Corp.	18,108,240

		42,839,727

Storage — 6.5%
300,400	Public Storage, Inc.	20,126,800
296,300	Shurgard Storage Centers, Inc.	16,554,281

		36,681,081

	Total Long-Term Investments
	(Cost $413,492,084)	555,903,218

Shares	Security Description	Value

Short-Term Investment— 1.0%
Investment Company — 1.0%
5,848,402	JPMorgan Prime Money Market Fund (b)
	(Cost $5,848,402)	5,848,402

Total Investments — 100.0%
(Cost $419,340,486)		$561,751,620
Liabilities in Excess of Other Assets — (0.0)%		(39,160)

Net Assets — 100.0%		$561,712,460

Percentages indicated are based on net assets.
Abbreviations:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$142,411,134
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$142,411,134

Federal income tax cost of investments	$419,340,486

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.
ITEM 3. EXHIBITS.
CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
November 23, 2005

By:	/s/ Stephanie Dorsey
Stephanie Dorsey
Treasurer and Principal Financial Officer
November 23, 2005